Finance Costs	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Finance Costs
13	FINANCE COSTS

	2018	2017	2016
	RMB million	RMB million	RMB million
Interest on bank borrowings	1,569	1,590	1,529
Interest relating to obligations under finance leases	2,440	1,845	1,349
Interest relating to post-retirement benefit obligations	106	98	88
Interest on bonds and debentures	468	381	359
Interest relating to interest rate swap contracts	(6)	63	122
Less: amount capitalized into advanced payments on acquisition of aircraft (Note (a)) (note21)	(850)	(793)	(749)

	3,727	3,184	2,698
Foreign exchange losses, net (note (b))	2,191	—	—
Less: amounts capitalized into advanced payments on acquisition of aircraft (note 21)	(151)	—	—

Foreign exchange difference, net (Note (b))	—	—	3,574
	5,767	3,184	6,272

Notes:

(a)	The weighted average interest rate used for interest capitalization was 3.54% per annum for the year ended December 31, 2018 (2017: 3.40% and 2016: 3.25%).
(b)	The exchange gains and losses primarily related to the translation of the Group’s foreign currency denominated borrowings and obligations under finance leases.